Deferred Policy Acquisition Costs (DAC) and Value of Business Acquired (VOBA) - Estimated Future Amortization Expense (Details) $ in Millions	Dec. 31, 2017 USD ($)
Insurance [Abstract]
2018	$ 38.0
2019	36.0
2020	33.0
2021	29.8
2022	$ 26.2